Income Taxes (Details 5) - Non Capital Loss [member] - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Non Capital Losses Expires [Line Items]
Expires 2024	$ 549	$ 549
Expires 2025	777	777
Expires 2026	1,822	1,822
Expires 2027	4,419	6,885
Expires 2028	4,068	5,486
Expires 2029	7,615	6,913
Expires 2030	5,816	5,616
Expires 2031	3,519	4,139
Expires 2032	6,441	9,031
Expires 2033	10,311	10,053
Expires 2034	10,268	14,810
Expires 2035	15,641	23,420
Expires 2036	29,378	28,317
Expires 2037	32,384	29,488
Expires 2038	33,159	29,512
Expires 2039	26,914	26,524
Expires 2040	15,738	15,153
Expires 2041	22,575	23,113
Expires 2042	30,291	0
Total	$ 261,685	$ 241,608